Income Taxes (Components of Income Tax Expense (Benefit)) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
U.S. federal					$ 361	$ 369	$ 313
State and local					22	23	28
Foreign jurisdiction					78	136	117
Total					461	528	458
Deferred:
U.S. federal					(107)	(121)	(97)
State and local					(7)	(7)	(15)
Foreign jurisdiction					6	(6)	(4)
Total			(108)	(52)	(108)	(134)	(116)
Total income tax expense	$ 83	$ 81	$ 157	$ 143	$ 353	$ 394	$ 342